Acquisitions (Purchase Price Allocation) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 691,118	$ 669,652	$ 518,743
2014
Business Acquisition [Line Items]
Accounts receivables	68,128
Other current assets	7,442
Property and equipment	29,892
Goodwill	155,006
Customer relationship intangible assets	54,347
Other noncurrent assets	0
Accounts payable and other liabilities	83,910
Total	230,905
2013
Business Acquisition [Line Items]
Accounts receivables	27,731
Other current assets	922
Property and equipment	14,392
Goodwill	77,652
Customer relationship intangible assets	19,727
Other noncurrent assets	12
Accounts payable and other liabilities	39,788
Total	$ 100,648